Schedule of Cash Flow Information Related to Leases (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Operating cash flows for operating leases		$ 1,958		$ 481
Operating cash flows for finance leases		1,130		188
Financing cash flows for finance leases		8,485	$ 244	405
Financing cash flows for finance leases		$ 8,485		$ 405